Due from Financial Institutions_Restricted Cash From Financial Institutions(Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Restricted Cash And Cash Equivalents Items Line Items [Line Items]
Reason for restriction	₩ 10,613,089	₩ 9,301,946
Due from financial institutions in Korean won
Restricted Cash And Cash Equivalents Items Line Items [Line Items]
Reason for restriction	9,454,825	8,049,595
Bank of Korea Act
Restricted Cash And Cash Equivalents Items Line Items [Line Items]
Reason for restriction	₩ 8,511,295	₩ 7,259,264
Restricted Cash Equivalents Nature Of Restriction Description	Bank of Korea Act	Bank of Korea Act
Citibank Korea Inc. and others
Restricted Cash And Cash Equivalents Items Line Items [Line Items]
Reason for restriction	₩ 572,132	₩ 209,676
Restricted Cash Equivalents Nature Of Restriction Description	Deposits related to securitization and others	Deposits related to securitization and others
NH Investment Securities and others
Restricted Cash And Cash Equivalents Items Line Items [Line Items]
Reason for restriction	₩ 371,398	₩ 580,655
Restricted Cash Equivalents Nature Of Restriction Description	Derivatives margin account and others	Derivatives margin account and others
Due from financial institutions in foreign currencies
Restricted Cash And Cash Equivalents Items Line Items [Line Items]
Reason for restriction	₩ 1,158,264	₩ 1,252,351
Bank of Korea and others
Restricted Cash And Cash Equivalents Items Line Items [Line Items]
Reason for restriction	₩ 619,130	₩ 564,099
Restricted Cash Equivalents Nature Of Restriction Description	Bank of Korea Act and others	Bank of Korea Act and others
China Construction Bank NY Branch and others
Restricted Cash And Cash Equivalents Items Line Items [Line Items]
Reason for restriction	₩ 29,650	₩ 24,170
Restricted Cash Equivalents Nature Of Restriction Description	Bank Act of the State of New York and others	Bank Act of the State of New York and others
Societe Generale and others
Restricted Cash And Cash Equivalents Items Line Items [Line Items]
Reason for restriction	₩ 509,484	₩ 664,082
Restricted Cash Equivalents Nature Of Restriction Description	Derivatives margin account and others	Derivatives margin account and others